July 8, 2020

Registrant: Alger Portfolios

File No.: 033-21722

Form: N-CEN/A

Original Filing Date: 2/28/20

Amended Filing Date: 7/8/20

Explanation: The Registrant amended the Form N-CEN for the period ended December 31, 2019 to correct the filing for securities lending, total principal transactions and to add SEC exemptive orders.